Expense Example, No Redemption - PGIM Jennison Mid-Cap Growth Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 650
Expense Example, No Redemption, 3 Years	863
Expense Example, No Redemption, 5 Years	1,092
Expense Example, No Redemption, 10 Years	1,751
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	1,073
Expense Example, No Redemption, 10 Years	2,071
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	805
Expense Example, No Redemption, 10 Years	1,791
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	429
Expense Example, No Redemption, 5 Years	770
Expense Example, No Redemption, 10 Years	1,734
R4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	518
Expense Example, No Redemption, 10 Years	1,166
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	195
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	$ 762